Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2022
Indefinite-lived Intangible Assets [Line Items]
Impairment of goodwill and intangibles	$ 0	$ 269,900